Fair Value (Fair Value Measurement - Reconciliation of Level 3 Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	$ 1,151	$ 3,797
Net realized/unrealized gains (losses) included in earnings, Assets	(119)	(599)
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	(12)
Purchases, Assets	0	12
Sales, Assets	(911)	(314)
Issuances, Assets	60	240
Settlements, Assets	(71)	(209)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		(1,764)
Fair Value, Assets, Ending balance	99	1,151
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	11	(671)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(11)
Fair Value, Liabilities, Beginning balance	0	(859)
Net realized/unrealized gains (losses) included in earnings, Liabilities		(115)
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities		0
Purchases, Liabilities		(11)
Sales, Liabilities		0
Issuances, Liabilities		0
Settlements, Liabilities		399
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities		586
Fair Value, Liabilities, Ending balance		0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(62)
On-Balance Sheet Securitization Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liabilities, Beginning balance		(830)
Net realized/unrealized gains (losses) included in earnings, Liabilities		(115)
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities		0
Purchases, Liabilities		0
Sales, Liabilities		0
Issuances, Liabilities		0
Settlements, Liabilities		389
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities		556
Fair Value, Liabilities, Ending balance		0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		(62)
Loan Repurchase Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liabilities, Beginning balance		(29)
Net realized/unrealized gains (losses) included in earnings, Liabilities		0
Net realized/unrealized gains (losses) included in other comprehensive income, Liabilities		0
Purchases, Liabilities		(11)
Sales, Liabilities		0
Issuances, Liabilities		0
Settlements, Liabilities		10
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Liabilities		30
Fair Value, Liabilities, Ending balance		0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0
Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		33
Net realized/unrealized gains (losses) included in earnings, Assets		2
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		0
Sales, Assets		0
Issuances, Assets		0
Settlements, Assets		(4)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		(31)
Fair Value, Assets, Ending balance		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		4
Asset-backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		62
Net realized/unrealized gains (losses) included in earnings, Assets		19
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		(12)
Purchases, Assets		0
Sales, Assets		(69)
Issuances, Assets		0
Settlements, Assets		0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0
Mortgage Loans Held-For-Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		30
Net realized/unrealized gains (losses) included in earnings, Assets		0
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		12
Sales, Assets		0
Issuances, Assets		0
Settlements, Assets		(11)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		(31)
Fair Value, Assets, Ending balance		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		0
Consumer Mortgage Finance Receivables And Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance		835
Net realized/unrealized gains (losses) included in earnings, Assets		121
Net realized/unrealized gains (losses) included in other comprehensive income, Assets		0
Purchases, Assets		0
Sales, Assets		(245)
Issuances, Assets		0
Settlements, Assets		(124)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		(587)
Fair Value, Assets, Ending balance		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)		51
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	952	2,519
Net realized/unrealized gains (losses) included in earnings, Assets	(101)	(560)	(793)
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	(911)	0
Issuances, Assets	60	240
Settlements, Assets	0	0
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		(1,130)
Fair Value, Assets, Ending balance	0	952	2,519
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	(677)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Retained Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Assets, Beginning balance	154	231
Net realized/unrealized gains (losses) included in earnings, Assets	23	46
Net realized/unrealized gains (losses) included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Sales, Assets	0	0
Issuances, Assets	0	0
Settlements, Assets	(77)	(123)
Transfers out of Level 3 Due to Deconsolidation or Discontinued Operations, Assets		0
Fair Value, Assets, Ending balance	100	154
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Net Derivative Asset (Liability), Beginning balance	45	87
Gain (Loss) Included in Earnings, Net Derivative Asset (Liability)	(41)	(110)
Gain (Loss) Included in Other Comprehensive Income (Loss), Net Derivative Asset (Liability)	0	0
Purchases, Net Derivative Asset (Liability)	0	0
Sales, Net Derivative Asset (Liability)	0	0
Issuances, Net Derivative Asset (Liability)	0	0
Settlements, Net Derivative Asset (Liability)	6	53
Transfers out of Level 3, Net Derivative Asset (Liability)	(11)	15
Fair Value, Net Derivative Asset (Liability), Ending balance	(1)	45
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	11	(49)
Interest Rate Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Net Derivative Asset (Liability), Beginning balance	47	71
Gain (Loss) Included in Earnings, Net Derivative Asset (Liability)	(52)	(78)
Gain (Loss) Included in Other Comprehensive Income (Loss), Net Derivative Asset (Liability)	0	0
Purchases, Net Derivative Asset (Liability)	0	0
Sales, Net Derivative Asset (Liability)	0	0
Issuances, Net Derivative Asset (Liability)	0	0
Settlements, Net Derivative Asset (Liability)	4	53
Transfers out of Level 3, Net Derivative Asset (Liability)	0	1
Fair Value, Net Derivative Asset (Liability), Ending balance	(1)	47
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	1
Foreign Exchange Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Net Derivative Asset (Liability), Beginning balance	(2)	16
Gain (Loss) Included in Earnings, Net Derivative Asset (Liability)	11	(32)
Gain (Loss) Included in Other Comprehensive Income (Loss), Net Derivative Asset (Liability)	0	0
Purchases, Net Derivative Asset (Liability)	0	0
Sales, Net Derivative Asset (Liability)	0	0
Issuances, Net Derivative Asset (Liability)	0	0
Settlements, Net Derivative Asset (Liability)	2	0
Transfers out of Level 3, Net Derivative Asset (Liability)	(11)	14
Fair Value, Net Derivative Asset (Liability), Ending balance	0	(2)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	11	(50)
Fair Value, Inputs, Level 3 [Member] | Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized/unrealized gains (losses) included in earnings, Assets		$ (677)